Received SEC

DEC 14 2011

Washington, DC 20549

11008687

NASDAQ®

THE NASDAQ OMX GROUP

William Slattery
Vice President
Listing Qualifications

CERTNAS
001-35375

By Electronic Mail Only

December 14, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 9, 2011 The Nasdaq Stock Market (the "Exchange") received from Zynga Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A common stock, par value $0.00000625 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery